Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 287	$ 337
Notes and debentures issued		1,243	1,741
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	909	1,208
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	47	196
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	271	306
Notes and debentures issued		1,163	1,618
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	845	1,118
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	$ 47	$ 194

[1]	The fair value of the Euro loans bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2024, for the Euro loans was 4.5% (December 31, 2023 – 5.3%).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non-marketable debentures is based on present value calculation of the cash flows in respect of the principal and interest and is discounted at the market customary SOFR rate for similar loans with similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2024, was 6.7% (December 31, 2023 – 8.1%).